Goodwill and Other Intangible Assets - Changes of Other Intangible Assets by Asset Class (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets and goodwill [abstract]
Amortization of other intangible assets included in general and administrative expenses	€ 1,300	€ 1,200
Changes of other intangible assets comprised of impairments on self-developed software	€ 16	€ 29